9. Notes Payable (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock issued for conversion of debt, value				$ 58,279
Gain (loss) on extinguishment of debt	$ 0	$ (9,948)		$ 279,823	$ (43,542)	$ 1,051,734	$ (382,976)
Notes payable
Stock issued for conversion of debt, shares			115,637
Stock issued for conversion of debt, value			$ 55,000
Gain (loss) on extinguishment of debt			$ (33,594)
Notes Payable Settlement Agreements
Gain (loss) on extinguishment of debt						$ 952,400
Convertible Promissory Note - Asher/Goldenrise
Interest expense		$ 827			$ 2,500